General and Administrative Expenses (Schedule of Composition of General and Administrative Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of general and administrative expenses [Abstract]
Salaries and related expenses	₪ 124	₪ 123	₪ 114
Depreciation and amortization	110	118	143
Rent and maintenance	51	55	59
Data processing and professional services	36	39	51
Allowance for doubtful accounts	46	33	32
Other	59	52	66
General and administrative expenses	₪ 426	₪ 420	₪ 465